1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Net Income (loss) Per Common Share
	September 30, 2017	September 30, 2016
Common stock issuable upon conversion of convertible debentures	3,538,894	2,744,432
Options to purchase common stock	14,574,977	5,569,883
Warrants to purchase common stock	11,834,347	14,079,715
Totals	29,948,218	22,394,030

	2016	2015
Common stock issuable upon conversion of convertible debentures	1,081,000	2,091,000
Options to purchase common stock	14,824,158	5,625,000
Warrants to purchase common stock	15,448,056	9,018,609
Totals	31,353,214	16,734,609